Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

Changes in the carrying amount of property, plant and equipment for the years ended December 31, 2023 and 2022 are analysed in the following tables.

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Cost as at December 31, 2021	155,082	112,124	14,013	7,354	20,307	159	309,039
Additions	1,167	5,125	429	60	1,614	1,099	9,494
Disposals	(331)	(2,757)	(542)	(144)	(77)	(237)	(4,088)
Impairment loss	—	(37)	(6)	—	—	—	(43)
Reclassifications from constr. in progress	—	14	10	—	—	(24)	—
Effect of translation adj.	1,883	510	81	68	275	15	2,832
Cost as at December 31, 2022	157,801	114,979	13,985	7,338	22,119	1,012	317,234
Additions	413	1,368	473	104	3,103	4,768	10,229
Disposals	(8)	(667)	(1,392)	(1,688)	(950)	(101)	(4,806)
Impairment loss	—	40	—	—	(118)	—	(78)
Reclassifications from constr. in progress	253	36	—	—	3,532	(3,821)	—
Effect of translation adj.	(592)	276	(71)	104	(636)	(19)	(938)
Cost as at December 31, 2023	157,867	116,032	12,995	5,858	27,050	1,839	321,641

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Accumulated depreciation as at December 31, 2021	(91,422)	(99,973)	(13,234)	(6,918)	(14,438)	—	(225,985)
Depreciation	(3,611)	(2,990)	(298)	(244)	(1,642)	—	(8,785)
Disposals	168	2,732	541	60	2	—	3,503
Effect of translation adj.	(1,228)	(339)	(60)	67	24	—	(1,536)
Accumulated depreciation as at December 31, 2022	(96,093)	(100,570)	(13,051)	(7,035)	(16,054)	—	(232,803)
Depreciation	(3,584)	(3,189)	(323)	(172)	(2,042)	—	(9,310)
Disposals	—	642	1,374	1,685	812	—	4,513
Effect of translation adj.	214	(279)	72	(102)	571	—	476
Accumulated depreciation as at December 31, 2023	(99,463)	(103,396)	(11,928)	(5,624)	(16,713)	—	(237,124)

Net book value as at December 31, 2021	63,660	12,151	779	436	5,869	159	83,054
Net book value as at December 31, 2022	61,708	14,409	934	303	6,065	1,012	84,431
Net book value as at December 31, 2023	58,404	12,636	1,067	234	10,337	1,839	84,517

Annual rate of depreciation for 2023 and 2022	0%-10%	10%-25%	10%-20%	25%-35%	10%-20%	—

Summary of Breakdown of Property, Plant and Equipment by Country

The following tables show a breakdown of property, plant and equipment by country.

	31/12/23	31/12/22
Italy	44,239	46,610
United States of America	18,259	14,807
Romania	17,520	17,952
Brazil	3,167	3,092
Europe	919	957
China	166	695
Other countries	247	318
Total	84,517	84,431

Summary of Breakdown of Property, Plant and Equipment Based on Cash Generating Units

The following tables show a breakdown of property, plant and equipment based on the cash generating units in which they are included.

	31/12/23	31/12/22
Italian upholstered furniture plant	30,108	33,087
Romanian upholstered furniture plant	18,769	19,338
Brazilian upholstered furniture plant	3,524	3,350
Chinese upholstered furniture plant	1,419	2,223
Others	30,697	26,433
Total	84,517	84,431